Note P - Regulatory Matters	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
Note
P
- Regulatory Matters

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies.
  Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.  The final rules implementing Basel Committee on Banking Supervision’s capital guidelines for U.S. banks (Basel III rules) became effective for the Company and the Bank on
January 1, 2015
with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by
January 1, 2019.
Under the final rules, minimum requirements increased for both the quantity and quality of capital held by the Company and the Bank. The rules include a new common equity tier
1
capital to risk-weighted assets ratio of
4.5%
and a capital conservation buffer of
2.5%
of risk-weighted assets. The capital conservation buffer began to phase in on
January 1, 2016
at
0.625%,
and as of
January 1, 2017,
was
1.25%.
The buffer will be phased in over a
four
-year period, increasing by the same amount on each subsequent
January 1,
until fully phased-in on
January 1, 2019.
Further, Basel III rules increased the minimum ratio of tier
1
capital to risk-weighted assets increased from
4.0%
to
6.0%
and all banks are now subject to a
4.0%
minimum leverage ratio. The required total risk-based capital ratio was unchanged. Failure to maintain the required common equity tier
1
capital conservation buffer will result in potential restrictions on a bank's ability to pay dividends, repurchase stock and/or pay discretionary compensation to its employees.

Effective
May 15, 2015,
the Federal Reserve Board amended the Small Bank Holding Company Policy to increase from
$500
million to
$1
billion the asset threshold for a bank to qualify under the Policy. Pursuant to that Policy, at
December 31, 2016,
the Company was
not
subject to the consolidated capital requirements.
As the Company has assets in excess of
$1
billion, it must satisfy capital adequacy requirements. In addition, the Company must be “well capitalized” under Federal Reserve Board regulations in order to engage in certain activities permitted only for bank holding companies that also meet financial holding company requirements.

Prompt corrective action regulations applicable to insured depository institutions provide five
classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not
used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end
2017
and
2016,
 the Bank met the capital requirements to be deemed well capitalized under the regulatory framework for prompt corrective action.  The Company's capital also met the requirements for the Company to be deemed well capitalized. There have been no
events since year-end
2017
and
2016
that impacted the well capitalized status of the Company or the Bank.

At year-end, consolidated actual capital levels and minimum required capital adequacy (excluding the capital conservation buffer) and well capitalized levels for the Company and the Bank were:

	Actual		Minimum Regulatory	Minimum To Be Well
201 7	Amount	Ratio	Capital Ratio	Capitalized (1)
Total capital (to risk weighted assets)
Consolidated	$118,456	16.6%	8.0%	N/A
Bank	107,929	15.3	8.0	10.0%
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	102,457	14.3	4.5	N/A
Bank	100,759	14.3	4.5	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	110,957	15.5	6.0	N/A
Bank	100,759	14.3	6.0	8.0
Tier 1 capital (to average assets)
Consolidated	110,957	11.0	4.0	N/A
Bank	100,759	10.1	4.0	5.0

(1)
For the Company, these amounts are required to engage in activities permissible only for a bank holding company that meets the financial holding company requirements. For the Bank, these are the amounts required for the Bank to be deemed well capitalized under the prompt corrective action regulations.

	Actual		Minimum Regulatory	Minimum To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Capital	Amount	Ratio
2016
Total capital (to risk weighted assets)
Consolidated	$113,515	16.4%	N/A	N/A	N/A
Bank	104,317	15.3	8.0%	$68,289	10.0%
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	97,316	14.0	N/A	N/A	N/A
Bank	96,946	14.2	4.5	44,388	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	105,816	15.3	N/A	N/A	N/A
Bank	96,946	14.2	6.0	54,631	8.0
Tier 1 capital (to average assets)
Consolidated	105,816	11.2	N/A	N/A	N/A
Bank	96,946	10.4	4.0	46,461	5.0

Dividends paid by the subsidiaries are the primary source of funds available to Ohio Valley for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the subsidiaries to Ohio Valley is subject to restrictions by regulatory authorities and state law. These restrictions generally limit dividends to the current and prior two
years retained earnings of the Bank and Loan Central, Inc., and
90%
of the prior year’s net income of OVBC Captive, Inc. At
January 1, 2018
approximately
$5,162
of the subsidiaries’ retained earnings were available for dividends under these guidelines. In addition to these restrictions, dividend payments cannot reduce regulatory capital levels below minimum regulatory guidelines. The amount of dividends payable by the Bank is also restricted if the Bank does not
hold a capital conservation buffer. The Board of Governors of the Federal Reserve System also has a policy requiring Ohio Valley to provide notice to the FRB in advance of the payment of a dividend to Ohio Valley’s shareholders under certain circumstances, and the FRB may
disapprove of such dividend payment if the FRB determines the payment would be an unsafe or unsound practice.